Financial Instruments	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
38.	FINANCIAL INSTRUMENTS

Categories of Financial Instruments

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Financial assets
Measured at FVTPL
Mandatorily measured at FVTPL	$—	$517
Hedging financial assets	—	1
Loans and receivables (Note a)	68,983	—
Available-for-sale financial assets	5,751	—
Financial assets at amortized cost (Note a)	—	70,241
Financial assets at FVOCI	—	6,933
Financial liabilities
Measured at FVTPL
Held for trading	1	1
Hedging derivative financial liabilities	1	—
Measured at amortized cost (Note b)	39,725	40,334

Note a:

The balances included cash and cash equivalents, trade notes and accounts receivable, receivables from related parties, other current monetary assets and refundable deposits (classified as other noncurrent assets) which were loans and receivables.  Please refer to Notes 7, 11, 14, 20 and 40.   Such amounts are reclassified as financial assets at amortized cost upon the application of IFRS 9 starting from 2018.

Note b:

The balances included short-term loans, trade notes and accounts payable, payables to related parties, partial other payables, customers’ deposits and long-term loans which were financial liabilities carried at amortized cost.  Please refer to Notes 22, 23, 24, 25 and 40.

Financial Risk Management Objectives

The main financial instruments of the Company include equity investments, trade notes and accounts receivable, trade notes and accounts payable as well as loans.  The Company’s Finance Department provides services to its business units, co-ordinates access to domestic and international capital markets, monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks.  These risks include market risk (including foreign currency risk, interest rate risk and other price risk), credit risk, and liquidity risk.

The Company seeks to minimize the effects of these risks by using derivative financial instruments to hedge risk exposures.  The use of financial derivatives is governed by the Company’s policies approved by the Board of Directors.  Those derivatives are used to hedge the risks of exchange rate fluctuation arising from operating or investment activities.  Compliance with policies and risk exposure limits is reviewed by the Company’s Finance Department on a continuous basis.  The Company does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Chunghwa reports the significant risk exposures and related action plans timely and actively to the audit committee and if needed to the Board of Directors.

a.	Market risk

The Company is exposed to market risks of changes in foreign currency exchange rates and interest rates.  The Company uses forward exchange contracts to hedge the exchange rate risk arising from assets and liabilities denominated in foreign currencies.

There were no changes to the Company’s exposure to market risks or the manner in which these risks are managed and measured.

1)	Foreign currency risk

The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities at the balance sheet dates were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Assets
USD	$5,584	$5,903
EUR	28	34
SGD	63	124
JPY	36	17
RMB	3	2
Liabilities
USD	4,964	6,999
EUR	1,323	1,217
SGD	96	51
JPY	12	14
RMB	—	—

The carrying amounts of the Company’s derivatives with exchange rate risk exposures at the balance sheet dates were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Assets
USD	$—	$—
EUR	—	1
Liabilities
USD	—	—
EUR	1	1

Foreign currency sensitivity analysis

The Company is mainly exposed to the fluctuations of the currencies, USD, EUR, SGD, JPY and RMB, listed above.

The following table details the Company’s sensitivity to a 5% increase and decrease in the functional currency against the relevant foreign currencies.  5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible changes in foreign exchange rates.  The sensitivity analysis includes only outstanding foreign currency denominated monetary items and forward exchange contracts.  A positive number below indicates an increase in pre-tax profit or equity where the functional currency weakens 5% against the relevant currency.

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Profit or loss
Monetary assets and liabilities (a)
USD	$54	$31	$(55)
EUR	(48)	(65)	(59)
SGD	5	(2)	4
JPY	—	1	—
RMB	1	—	—
Derivatives (b)
USD	3	6	3
EUR	8	3	10
Equity
Derivatives (c)
EUR	5	7	9
a)	This is mainly attributable to the exposure to foreign currency denominated receivables and payables of the Company outstanding at the balance sheet dates.
b)	This is mainly attributable to the forward exchange contracts.
c)	This is mainly attributable to the changes in the fair value of derivatives that are designated as cash flow hedges.

For a 5% strengthening of the functional currency against the relevant currencies, it would have the equal but opposite effect on the pre-tax profit or equity for the amounts shown above.

2)	Interest rate risk

The carrying amounts of the Company’s exposures to interest rates on financial assets and financial liabilities at the balance sheet dates were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Fair value interest rate risk
Financial assets	$25,911	$25,822
Cash flow interest rate risk
Financial assets	6,715	9,161
Financial liabilities	1,670	1,700

Interest rate sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to interest rates for non-derivative instruments at the end of the reporting period.  A 25 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 25 basis points higher/lower and all other variables were held constant, the Company’s pre-tax income would increase/decrease by $12 million, $13 million and $19 million for the years ended December 31, 2016, 2017 and 2018, respectively.  This is mainly attributable to the Company’s exposure to floating interest rates on its financial assets and short-term and long-term loan.

3)	Other price risk

The Company is exposed to equity price risks arising from holding other company’s equity.  Equity investments are held for strategic rather than trading purposes.  The management managed the risk through holding various risk portfolios.  Further, the Company assigned finance and investment departments to monitor the price risk.

Equity price sensitivity analysis

The sensitivity analyses below have been determined based on the exposure to equity price risks at the end of the reporting period.

If equity prices had been 5% higher/lower, pre-tax profit and pre-tax other comprehensive income for the year ended December 31, 2018 would have increased/decreased by $26 million, and $347 million as a result of the changes in fair value of financial assets at FVTPL and financial assets at FVTOCI, respectively.  If equity prices had been 5% higher/lower, other comprehensive income would have increased/decreased by $126 million and $156 million as a result of the changes in fair value of available-for-sale assets for the years ended December 31, 2016 and 2017, respectively.

b.	Credit risk

Credit risk refers to the risk that a counterparty would default on its contractual obligations resulting in financial loss to the Company.  The maximum credit exposure of the aforementioned financial instruments is equal to their carrying amounts recognized in consolidated balance sheet as of the balance sheet date.

The Company has large trade receivables outstanding with its customers.  A substantial majority of the Company’s outstanding trade receivables are not covered by collateral or credit insurance.  The Company has implemented ongoing measures including enhancing credit assessments and strengthening overall risk management to reduce its credit risk.  While the Company has procedures to monitor and limit exposure to credit risk on trade receivables, there can be no assurance such procedures will effectively limit its credit risk and avoid losses.  This risk is heightened during periods when economic conditions worsen.

As the Company serves a large number of unrelated consumers, the concentration of credit risk was limited.

c.	Liquidity risk

The Company manages and maintains sufficient cash and cash equivalent position to support the operations and reduce the impact on fluctuation of cash flow.

1)	Liquidity and interest risk tables

The following tables detailed the Company’s remaining contractual maturity for its non-derivative financial liabilities with agreed repayment periods.  The tables had been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Company is required to pay.

	Weighted Average Effective Interest Rate (%)	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	More than 5 Year	Total
		NT$	NT$	NT$	NT$	NT$	NT$
		(In Millions)
December 31, 2017
Non-derivative financial liabilities
Non-interest bearing	—	$41,884	$—	$3,197	$4,671	$—	$49,752
Floating interest rate instruments	0.97	50	—	20	1,600	—	1,670
		$41,934	$—	$3,217	$6,271	$—	$51,422
December 31, 2018
Non-derivative financial liabilities
Non-interest bearing	—	$41,808	$—	$2,890	$4,717	$—	$49,415
Floating interest rate instruments	0.98	—	—	100	1,600	—	1,700
		$41,808	$—	$2,990	$6,317	$—	$51,115

The following table detailed the Company’s liquidity analysis for its derivative financial instruments.  The table had been drawn up based on the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

	Less than 1 Month	1-3 Months	3 Months to 1 Year	1-5 Years	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
December 31, 2017
Gross settled
Forward exchange contracts
Inflows	$125	$173	$36	$—	$334
Outflows	126	174	36	—	336
	$(1)	$(1)	$—	$—	$(2)
December 31, 2018
Gross settled
Forward exchange contracts
Inflows	$62	$238	$126	$—	$426
Outflows	62	238	126	—	426
	$—	$—	$—	$—	$—

2)	Financing facilities

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Unsecured bank loan facility
Amount used	$90	$133
Amount unused	45,749	46,328
	$45,839	$46,461
Secured bank loan facility
Amount used	$1,600	$1,600
Amount unused	1,910	1,340
	$3,510	$2,940